UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella                Greenwich, CT             November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $1,227,503
                                         (thousands)


List of Other Included Managers:

NONE

                                               Cardinal Capital Management, L.L.C.
                                                             FORM 13F
                                                       September 30, 2005
                                                                                                            Voting Authority
                                                                                                         -----------------------
                                                            Value     Shares/      Invstmt  Other
Name of Issuer                 Title of class  CUSIP        (x$1000)  Prn Amt      Dscretn  Mgrs      Sole      Shared    None
--------------                 --------------  -----        --------  -------      -------  ----      ----      ------    ----
AFC Enterprises Inc            COM             00104Q107     $17,422   1,509,730   Sole    None        666,400            843,330
Aceto Corp                     COM             004446100      $4,517     782,900   Sole    None        382,474            400,426
Acxiom Corp                    COM             005125109     $12,217     652,600   Sole    None        289,500            363,100
Adesa Inc                      COM             00686U104     $20,637     933,820   Sole    None        419,800            514,020
Affiliated Managers Group      COM             008252108     $22,884     315,990   Sole    None        135,860            180,130
Arch Coal Inc                  COM             039380100     $18,542     274,700   Sole    None        123,900            150,800
Ashland Inc New                COM             044209104      $3,386      61,300   Sole    None         21,100             40,200
Banta Corp                     COM             066821109     $23,402     459,854   Sole    None        202,450            257,404
CBIZ Inc                       COM             124805102     $29,562   5,796,479   Sole    None      2,561,486          3,234,993
Cash America Intl Inc          COM             14754D100     $36,644   1,766,000   Sole    None        792,800            973,200
Chesapeake Energy Corp         COM             165167107      $6,533     170,800   Sole    None         58,800            112,000
Compass Minerals Intl Inc      COM             20451N101     $21,624     940,180   Sole    None        417,100            523,080
Comstock Res Inc               COM NEW         205768203     $34,713   1,057,990   Sole    None        469,300            588,690
Convergys Corp                 COM             212485106      $5,425     377,520   Sole    None        167,800            209,720
Corinthian Colleges Inc        COM             218868107     $23,785   1,792,360   Sole    None        803,000            989,360
Crescent Real Estate Equities  COM             225756105     $49,860   2,431,016   Sole    None      1,072,000          1,359,016
Del Monte Foods Co             COM             24522P103     $30,148   2,809,710   Sole    None      1,244,334          1,565,376
EDO Corp                       COM             281347104     $54,106   1,801,722   Sole    None        814,050            987,672
Electro Rent Corp              COM             285218103      $8,975     713,445   Sole    None        339,590            373,855
Fuel Tech N V                  COM             359523107      $2,891     312,542   Sole    None        162,600            149,942
Gartner Inc                    COM             366651107      $5,523     472,480   Sole    None        220,770            251,710
Fuller HB Co                   COM             359694106     $23,530     757,071   Sole    None        337,900            419,171
Handleman Co Del               COM             410252100     $13,855   1,096,987   Sole    None        530,400            566,587
Schein Henry Inc               COM             806407102      $3,525      82,700   Sole    None         27,700             55,000
Hewitt Assoc Inc               COM             42822Q100      $5,899     216,230   Sole    None         66,930            149,300
Hilb Rogal & Hobbs Co          COM             431294107     $42,248   1,132,040   Sole    None        514,700            617,340
Hollinger Intl Inc             CL A            435569108     $32,169   3,282,530   Sole    None      1,471,510          1,811,020
InfoSpace Inc New              COM             45678T201      $8,101     339,400   Sole    None        150,900            188,500
InfoUSA Inc New                COM NEW         456818301     $28,818   2,713,570   Sole    None      1,204,000          1,509,570
Interactive Data Corp          COM             45840j107     $28,418   1,254,668   Sole    None        553,650            701,018
Intergraph Corp                COM             458683109     $26,025     582,075   Sole    None        263,827            318,248
Jackson Hewitt Tax Svcs Inc    COM             468202106     $14,218     594,640   Sole    None        285,000            309,640
Kaman Corp                     CL A            483548103      $7,791     381,000   Sole    None        186,300            194,700
Lincoln Elec Hldgs Inc         COM             533900106     $20,000     507,603   Sole    None        226,800            280,803
Lipman Electronic Engineering  ORD             M6772H101     $29,879   1,422,140   Sole    None        634,800            787,340
MDC Partners Inc               COM             552697104     $18,386   2,557,217   Sole    None      1,088,700          1,468,517
Mantech Intl Corp              CL A            564563104      $1,410      53,400   Sole    None         31,400             22,000
Measurement Specialties Inc    COM             583421102      $2,758     130,100   Sole    None         66,100             64,000
NTL Inc Del                    CL A            62940M104      $5,925      88,700   Sole    None         29,300             59,400
Nelnet Inc                     COM             64031N108     $53,228   1,400,365   Sole    None        619,300            781,065
Novelis Inc                    COM             67000X106     $11,220     523,300   Sole    None        250,200            273,100
Pacer Intl Inc Tenn            COM             69373H106     $40,237   1,526,450   Sole    None        677,500            848,950
Penn Va Corp                   COM             707882106     $11,375     197,100   Sole    None         94,800            102,300
Progress Software Corp         COM             743312100     $21,755     684,760   Sole    None        317,700            367,060
Providence Svc Corp            COM             743815102      $9,669     316,074   Sole    None        139,600            176,474
Providian Fin Corp             COM             74406a102     $26,908   1,521,940   Sole    None        618,100            903,840
Pure Cycle Corp                COM NEW         746228303        $522      76,700   Sole    None         11,200             65,500
RH Donnelley Corp              COM NEW         74955W307     $27,901     441,055   Sole    None        195,290            245,765
Donnelley RR & Sons Co         COM             257867101      $6,482     174,861   Sole    None         67,604            107,257
Silgan Holdings Inc            COM             827048109     $25,718     773,238   Sole    None        342,200            431,038
Spectrum Brands Inc            COM             84762L105      $7,628     323,900   Sole    None        145,000            178,900
Speedway Motorsports Inc       COM             847788106     $46,011   1,266,472   Sole    None        567,265            699,207
Stage Stores Inc               COM NEW         85254C305     $19,922     741,427   Sole    None        328,100            413,327
Standard Parking Corp          COM             853790103      $5,584     293,420   Sole    None        137,500            155,920
Technical Olympic USA Inc      COM             878483106     $15,144     578,900   Sole    None        257,100            321,800
Telewest Global Inc            COM             87956T107      $6,213     270,700   Sole    None         93,200            177,500
Transaction Sys Architects     COM             893416107     $31,350   1,125,660   Sole    None        497,510            628,150
Triarc Cos Inc                 CL A            895927101     $34,671   2,063,728   Sole    None        913,810          1,149,918
Trizec Properties Inc          COM             89687P107     $27,043   1,172,730   Sole    None        518,440            654,290
Value Vision Media Inc         CL A            92047K107      $8,413     741,250   Sole    None        345,700            395,550
West Pharmaceutical Svs Inc    COM             955306105     $25,217     849,910   Sole    None        392,200            457,710
Western Gas Res Inc            COM             958259103      $7,162     139,800   Sole    None         61,800             78,000
Willis Group Holdings Ltd      SHS             G96655108     $11,667     310,700   Sole    None        104,800            205,900
Ishares TR                     RUSL 2000 VALU  464287630        $712      10,800   Sole    None          3,900              6,900


01269.0001 #617059